Fees Summary	Aug. 28, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 830,000
Previously Paid Amount	0.00
Total Fee Amount	122.51
Total Offset Amount	0.00
Net Fee	122.51
Narrative - Max Aggregate Offering Price	$ 830,000
Final Prospectus	true